Segmented Information (Tables)	6 Months Ended
Jul. 31, 2024
Segmented Information
Schedule of disaggregated revenue information by geographic location of customer and revenue

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2024	2023	2024	2023
Revenues
United States	109,631	96,822	211,196	187,338
Europe, Middle-East and Africa	38,426	33,652	73,560	67,307
Canada	10,389	8,337	20,360	16,624
Asia Pacific	4,979	4,582	9,657	8,738
	163,425	143,393	314,773	280,007

Schedule of segment reporting information, by segment

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2024	2023	2024	2023
Revenues
Services	146,244	130,744	284,079	254,854
Professional services and other	15,795	11,282	28,768	22,826
License	1,386	1,367	1,926	2,327
	163,425	143,393	314,773	280,007

Schedule of disclosure on geographic areas, long-lived assets in individual foreign countries by country

	July 31,	January 31,
	2024	2024
Total long-lived assets
United States	211,189	178,843
Europe, Middle-East and Africa	56,957	26,298
Canada	38,824	47,072
Asia Pacific	8,940	10,386
	315,910	262,599